Class K [Member] Expense Example - Class K - BLACKROCK 20/80 TARGET ALLOCATION FUND - Class K Shares	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 32
Expense Example, with Redemption, 3 Years	124
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	$ 519